Related party transactions - Other (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Franz Industriebeteiligungen AG, Augsburg
Related parties
Rent expense		€ 2	€ 2
Schlosserei und Metallbau Ederer, Dieen
Related parties
Acquired goods from related parties		0	0
DSCS Digital Supply Chain Solutions GmbH
Related parties
Revenue from related parties		€ 0	€ 0
Ownership interest in associate (as a percent)		33.30%
Michele Neuber
Related parties
Services received from related parties	€ 1
Lisa Franz
Related parties
Services received from related parties	€ 1
Romy Ederer
Related parties
Services received from related parties		€ 1